RESERVES (Details 2)		12 Months Ended
		Jun. 30, 2018 AUD ($) Share	Jun. 30, 2017 AUD ($) Share	Jun. 30, 2016 AUD ($) Share
Number of Options
Beginning of the year | Share		26,826,063
Outstanding at year end | Share		25,216,490	26,826,063
Comp.Expense
Comp. expense Beginning of the year | $		$ 2,320,480	$ 9,363,181
Comp. expense end of the year | $		$ 1,753,954	$ 2,320,480	$ 9,363,181
Movements in Options for ADRs
Number of Options
Beginning of the year | Share		0	0	0
Expiration of options | Share	[1]	0	0	0
Outstanding at year end | Share		0	0	0
Comp.Expense
Comp. expense Beginning of the year | $		$ 0	$ 1,515,434	$ 1,515,434
Comp. Expense, expiration of options | $	[1]	0	(1,515,434)	0
Comp. expense end of the year | $		$ 0	$ 0	$ 1,515,434

[1]	Options exercisable at US5.00 on or before December 17, 2012. These options are convertible to ADRs, 1 ADR = 60 ordinary shares. At time of issue, 1 ADR = 10 ordinary shares. These options expired without being exercised on December 17, 2012.